Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (“CAP”) and certain financial performance measures of the Company. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

The following table sets forth the compensation for our principal executive officer (“PEO”), Dr. Jennifer Holmgren, and the average compensation for our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect CAP. The table also provides information with respect to cumulative total shareholder returns (“TSR”) and net income.

Year	Summary Compensation Table Total for PEO(a)	Compensation Actually Paid to PEO(b)	Average Compensation Summary Table Total for Non-PEO Named Executive Officers(a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(b)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(c)	Net Income ($ in millions) (d)
2024	$ 5,071,031	$ (5,706,167)	$ 1,284,685	$ (1,034,313)	$ 14	$ (137.70)
2023	$ 8,849,858	$ 13,892,972	$ 1,632,090	$ 1,961,653	$ 51	$ (134.10)
2022	$ 1,058,903	$ 2,752,649	$ 554,050	$ 856,421	$ 101	$ (76.36)

(a) Compensation for our PEO, Dr. Jennifer Holmgren, reflects the amounts reported in the Summary Compensation Table for each respective year. Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Blasko and Ms. Cuellar. Average compensation for our other NEOs in 2023 and 2022 includes the following individuals: Geoff Trukenbrod, our former Chief Financial Officer, Steven Stanley, our former Chief Commercial Officer, and Dr. Sean Simpson, our former Chief Scientific Officer. For 2023 and 2022, the amounts include compensation (consistent with the Summary Compensation Table) from our predecessor company, LanzaTech NZ, Inc. prior to the February 2023 business combination that resulted in our becoming a publicly traded business.

(b) Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year.

	PEO 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022
Total Compensation Report	$5,071,031	$1,284,685	$8,849,858	$1,632,090	$1,058,903	$554,050
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(4,289,774)	$(714,961)	$(7,969,847)	$(1,155,971)	$–	$–
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	$1,875,743	$649,370	$13,998,834	$1,437,102	$–	$–
Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	$–	$–	$–	$32,620	$–	$–
Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	$(8,617,476)	$(2,294,756)	$(555,802)	$(3,163)	$1,705,935	$305,357
Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	$254,309	$41,349	$(430,071)	$18,975	$(12,189)	$(2,986)
Less Fair Value of Awards Forfeited during the Covered Year	$–	$–	$–	$–	$–	$–
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$–	$–	$–	$–	$–	$–
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$–	$–	$–	$–	$–	$–
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$–	$–	$–	$–	$–	$–
Compensation Actually Paid	$(5,706,167)	$(1,034,313)	$13,892,972	$1,961,653	$2,752,649	$856,421

(c) TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(d) Amounts reflect “Net Loss” in our Consolidated Statements of Operations and Comprehensive Loss included in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2024, 2023 and 2022. For fiscal years 2023 and 2022 the amount accounts for applicable pre-Business Combination financial information of our predecessor company, LanzaTech NZ, Inc.

Named Executive Officers, Footnote [Text Block]		(a) Compensation for our PEO, Dr. Jennifer Holmgren, reflects the amounts reported in the Summary Compensation Table for each respective year. Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Blasko and Ms. Cuellar. Average compensation for our other NEOs in 2023 and 2022 includes the following individuals: Geoff Trukenbrod, our former Chief Financial Officer, Steven Stanley, our former Chief Commercial Officer, and Dr. Sean Simpson, our former Chief Scientific Officer. For 2023 and 2022, the amounts include compensation (consistent with the Summary Compensation Table) from our predecessor company, LanzaTech NZ, Inc. prior to the February 2023 business combination that resulted in our becoming a publicly traded business.
PEO Total Compensation Amount	[1]	$ 5,071,031	$ 8,849,858	$ 1,058,903
PEO Actually Paid Compensation Amount	[2]	$ (5,706,167)	13,892,972	2,752,649
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022
Total Compensation Report	$5,071,031	$1,284,685	$8,849,858	$1,632,090	$1,058,903	$554,050
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(4,289,774)	$(714,961)	$(7,969,847)	$(1,155,971)	$–	$–
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	$1,875,743	$649,370	$13,998,834	$1,437,102	$–	$–
Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	$–	$–	$–	$32,620	$–	$–
Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	$(8,617,476)	$(2,294,756)	$(555,802)	$(3,163)	$1,705,935	$305,357
Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	$254,309	$41,349	$(430,071)	$18,975	$(12,189)	$(2,986)
Less Fair Value of Awards Forfeited during the Covered Year	$–	$–	$–	$–	$–	$–
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$–	$–	$–	$–	$–	$–
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$–	$–	$–	$–	$–	$–
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$–	$–	$–	$–	$–	$–
Compensation Actually Paid	$(5,706,167)	$(1,034,313)	$13,892,972	$1,961,653	$2,752,649	$856,421

(c) TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(d) Amounts reflect “Net Loss” in our Consolidated Statements of Operations and Comprehensive Loss included in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2024, 2023 and 2022. For fiscal years 2023 and 2022 the amount accounts for applicable pre-Business Combination financial information of our predecessor company, LanzaTech NZ, Inc.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,284,685	1,632,090	554,050
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ (1,034,313)	1,961,653	856,421
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	PEO 2024	Other NEOs 2024	PEO 2023	Other NEOs 2023	PEO 2022	Other NEOs 2022
Total Compensation Report	$5,071,031	$1,284,685	$8,849,858	$1,632,090	$1,058,903	$554,050
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(4,289,774)	$(714,961)	$(7,969,847)	$(1,155,971)	$–	$–
Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	$1,875,743	$649,370	$13,998,834	$1,437,102	$–	$–
Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	$–	$–	$–	$32,620	$–	$–
Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	$(8,617,476)	$(2,294,756)	$(555,802)	$(3,163)	$1,705,935	$305,357
Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	$254,309	$41,349	$(430,071)	$18,975	$(12,189)	$(2,986)
Less Fair Value of Awards Forfeited during the Covered Year	$–	$–	$–	$–	$–	$–
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$–	$–	$–	$–	$–	$–
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$–	$–	$–	$–	$–	$–
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$–	$–	$–	$–	$–	$–
Compensation Actually Paid	$(5,706,167)	$(1,034,313)	$13,892,972	$1,961,653	$2,752,649	$856,421

(c) TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(d) Amounts reflect “Net Loss” in our Consolidated Statements of Operations and Comprehensive Loss included in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2024, 2023 and 2022. For fiscal years 2023 and 2022 the amount accounts for applicable pre-Business Combination financial information of our predecessor company, LanzaTech NZ, Inc.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 14	51	101
Net Income (Loss) Attributable to Parent	[4]	$ (137,700,000)	$ (134,100,000)	$ (76,360,000)
PEO Name		Dr. Jennifer Holmgren	Dr. Jennifer Holmgren	Dr. Jennifer Holmgren
Additional 402(v) Disclosure		As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (“CAP”) and certain financial performance measures of the Company. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,289,774)	$ (7,969,847)	$ 0
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,875,743	13,998,834	0
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,617,476)	(555,802)	1,705,935
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		254,309	(430,071)	(12,189)
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(714,961)	(1,155,971)	0
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		649,370	1,437,102	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	32,620	0
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,294,756)	(3,163)	305,357
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		41,349	18,975	(2,986)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Compensation for our PEO, Dr. Jennifer Holmgren, reflects the amounts reported in the Summary Compensation Table for each respective year. Average compensation for our other NEOs in 2024 includes the following individuals: Mr. Blasko and Ms. Cuellar. Average compensation for our other NEOs in 2023 and 2022 includes the following individuals: Geoff Trukenbrod, our former Chief Financial Officer, Steven Stanley, our former Chief Commercial Officer, and Dr. Sean Simpson, our former Chief Scientific Officer. For 2023 and 2022, the amounts include compensation (consistent with the Summary Compensation Table) from our predecessor company, LanzaTech NZ, Inc. prior to the February 2023 business combination that resulted in our becoming a publicly traded business.
[2]	Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year
[3]	TSR is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2024, 2023 and 2022, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
[4]	Amounts reflect “Net Loss” in our Consolidated Statements of Operations and Comprehensive Loss included in our Annual Report on Form 10-K for each of the fiscal years ended December 31, 2024, 2023 and 2022. For fiscal years 2023 and 2022 the amount accounts for applicable pre-Business Combination financial information of our predecessor company, LanzaTech NZ, Inc.